Investments in Joint Ventures - Summary of Principal Joint Ventures (Detail) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)
Disclosure of joint ventures [Line Items]
Paid-up capital | ¥	¥ 14,467	¥ 14,467
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Sep. 28, 2004
Paid-up capital			$ 73		$ 73
Attributable equity interest	51.00%	51.00%
Principal activities	Provision of repair and maintenance services
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Dec. 28, 1995
Paid-up capital			2		2
Attributable equity interest	40.00%	40.00%
Principal activities	Provision of spare parts repair and maintenance services
Eastern China Kaiya System Integration Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	May 21, 1999
Paid-up capital | ¥	¥ 10	¥ 10
Attributable equity interest	41.00%	41.00%
Principal activities	Provision of computer systems development and maintenance services
CAE Melbourne Flight Training Pty Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	Australia
Date of establishment	Mar. 09, 2007
Paid-up capital				$ 11		$ 11
Attributable equity interest	50.00%	50.00%
Principal activities	Provision of flight training services
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Apr. 09, 2003
Paid-up capital | ¥	¥ 30	¥ 30
Attributable equity interest	50.00%	50.00%
Principal activities	Provision of equipment maintenance services
Xi'an CEA SAFRAN Landing Systems Services Co., Ltd [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Jul. 12, 2017
Paid-up capital			$ 40		$ 40
Attributable equity interest	50.00%	50.00%
Principal activities	Provision of aircraft, engine and other related components maintenance services